Short-term Borrowings and Current Portion of Long-term Borrowings	12 Months Ended
Dec. 31, 2021
Short-term Borrowings and Current Portion of Long-term Borrowings
Short-term Borrowings and Current Portion of Long-term Borrowings

12.   Short-term Borrowings and Current Portion of Long-term Borrowings

	As of December 31,
	2020	2021
	RMB	RMB
Bank loans	146,000	8,441
Other borrowings	29,500	24,500
Current portion of long-term borrowings (Note 13)	15,789	—
	191,289	32,941

12.   Short-term Borrowings and Current Portion of Long-term Borrowings (Continued)

In August 2018, a subsidiary of Company entered into an amendment to the facility agreement with SPD Silicon Valley Bank Co., (“SPD”). Pursuant to the amendment, the facility in the amount of RMB50,000 was with an interest rate of 7.35% per annum and matured in May 2019. In May 2019, the subsidiary repaid RMB50,000 under this facility, and concurrently entered into an amended facility agreement with SPD with maturity in August 2019. In August 2019, the subsidiary repaid RMB50,000 under this facility, and concurrently entered into an amended facility agreement with SPD with maturity in August 2020. In August 2020, the subsidiary repaid RMB50,000 under this facility, and concurrently entered into an amended facility agreement with SPD with maturity in May 2021 with an interest rate of 7.20%. In may 2021,the subsidiary repaid RMB50,000 under this facility. In addition, RMB260,677, RMB260,677 and nil of inventories and RMB11,366, RMB8,090 and nil of equipment were pledged to SPD as collaterals as of December 31, 2019,2020, and 2021,respectively. A guarantee was provided by the Company’s wholly-owned subsidiary in Hong Kong S.A.R. and the Company. Both of the original facility and amended facility agreements contain certain financial covenants. As of December 31, 2020 and 2021, the Group met the financial covenants. As of December 31, 2020 and 2021, the outstanding balances of the short-term under the facilities were RMB50,000 and nil, respectively.

During 2019, the subsidiary entered into four agreements with the third-party non-financial institution that permits the subsidiary to borrow short-term borrowings at the interest rate of 10%. The subsidiary received RMB100,000 and RMB118,000 in June 2019 and September 2019, with accounts receivable of RMB84,610 and RMB85,630 pledged to the third party as collaterals, respectively. The subsidiary repaid these borrowings in July 2019 and October 2019, respectively. No balance is outstanding as of December 31, 2019.

In December 2019, a subsidiary of the Group entered into a short-term borrowing agreement with a third-party non-financial institution and borrowed RMB29,500 with an interest rate of 9.5% per annum, a maturing term of six months. During 2020, the subsidiary repaid RMB15,000 under this loan agreement. As of December 31, 2020 and 2021, the outstanding balances of the short-term borrowing were RMB29,500 and RMB14,500, respectively.

In December 2019, a subsidiary of the Group entered into a loan agreement with Shanghai Pudong Development Bank Co., Ltd. and borrowed RMB80,000 with an interest rate of 3.92% per annum, a maturing term of one year. In December 2020, the subsidiary repaid RMB80,000 under this loan agreement, and concurrently renewed the loan agreement and borrowed RMB76,000. The loan had a maturity term of one year with interest rate of 3.8% per annum. In November 2021, the subsidiary repaid RMB76,000 under this loan agreement. As of December 31, 2020 and 2021, the outstanding balances of the short-term borrowing were RMB76,000 and nil, respectively. As of December 31, 2020 and 2021, a restricted cash deposit of RMB84,824 and nil were deposited to the bank for this borrowing, respectively.

During 2020, a subsidiary of the Group entered two one-year borrowing agreements with Shanghai Pudong Development Bank Co., Ltd at the interest rates from 3.92% to 4.35%. The subsidiary received RMB10,000 in October 2020 and RMB10,000 in December 2020. A guarantee was provided by Beijing Secoo. In October 2021 and December 2021, the subsidiary repaid RMB10,000 and RMB 1,559 under this loan agreement. As of December 31, 2020 and 2021, the outstanding balances of the short-term borrowing were RMB20,000 and RMB8,441, respectively.

In September 2021, a subsidiary of the Group entered into a short-term borrowing agreement with a third-party non-financial institution and borrowed RMB10,000 with an interest rate of zero, a maturing term of one month. As of December 31,2021, the outstanding balance of the short-term borrowing was RMB10,000.